Stockholders' Equity Stockholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 06, 2009
Class of Stock [Line Items]
Preferred stock, shares outstanding	40,000	40,000
Preferred stock, par value (in dollars per share)	$ 10	$ 10
Common stock, shares issued in connection with dividend reinvestment and stock purchase plan	5,877	376,862	288,349
Public Offering, Maximum Amount Authorized				$ 250,000,000.0
Preferred stock, shares issued	40,000	40,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding	40,000	40,000
Preferred stock, par value (in dollars per share)	$ 10	$ 10
Preferred Stock, Redemption Price Per Share	$ 25
Dividends Payable, Amount Per Share	$ 2
Preferred stock, shares issued	40,000	40,000
Dividend Reinvestment and Stock Purchase Plan [Member]
Class of Stock [Line Items]
Increase (Decrease) in Shares Authorized for Dividend Reinvestment Plan		500,000
Common stock, shares issued in connection with dividend reinvestment and stock purchase plan	5,917.000	376,962	288,559
Dividend Reinvestment Plan, Shares Authorized	516,000
Dividend Reinvestment and Stock Purchase Plan [Member] | Minimum [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Dividend Reinvestment Plan, Monthly Limitations	100
Dividend Reinvestment and Stock Purchase Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Dividend Reinvestment Plan, Monthly Limitations	10,000	25,000
Dividend Reinvestment and Stock Purchase Plan [Member] | Employees [Member] | Minimum [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Dividend Reinvestment Plan, Monthly Limitations		25
Dividend Reinvestment and Stock Purchase Plan [Member] | Officers [Member] | Minimum [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Dividend Reinvestment Plan, Monthly Limitations		$ 50